Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
24.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	As of December 31, 2022		As of December 31, 2023
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$’000	$’000	$’000	$’000
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	21,287	21,287	7	7
Total.	21,287	21,287	7	7
Financial liabilities
Financial liabilities at FVTPL	290,368	290,368	—	—
Total.	290,368	290,368	—	—

Management has assessed that the fair values of cash and cash equivalents, interest-bearing bank and other borrowings, trade payables, financial assets included in prepayments, other receivables and other assets, and financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short term maturities of these instruments.

The Group’s finance department headed by the finance manager is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance manager reports directly to the chief financial officer and the audit committee. At the end of each of the Relevant Periods, the finance department analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by the chief financial officer. The valuation process and results are discussed with the audit committee twice a year for interim and annual financial reporting.

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The methods and assumptions used to estimate the fair value, including a summary of significant unobservable inputs together with a quantitative sensitivity analysis, are set out in note 15 to the Consolidated Financial Statements.

The fair values of the non-current portion of interest-bearing bank and other borrowings have been calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities. The changes in fair value as a result of the Group’s own non-performance risk for interest-bearing bank and other borrowings as of the end of each of the Relevant Periods were assessed to be insignificant.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

As of December 31, 2022

	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	$’000	$’000	$’000	$’000
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	21,287	—	—	21,287
Total.	21,287	—	—	21,287
Financial liabilities			290,368	290,368
Financial liabilities at FVTPL	—	—	290,368	290,368

As of December 31, 2023

Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	7	—	—	7
Total	7	—	—	7